Line of Credit (Details) $ in Thousands, ¥ in Millions, $ in Millions		1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2018 USD ($)	Oct. 31, 2025 USD ($)	Aug. 31, 2024	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2025 CNY (¥)	Mar. 31, 2025 TWD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jul. 31, 2015 USD ($)	Jul. 31, 2015 TWD ($)
Line of Credit [Line Items]
Unused commitment fee percentage			0.20%
Overnight bank funding rate spread						0.50%
Daily simple SOFR spread						1.00%
Line of credit, outstanding						$ 4,100				$ 4,600
Interest rate						2.98%
Reduced line of credit				$ 4,100					$ 130.0
One-year LPR spread						0.15%
Interest rate										3.60%
Line of Credit July 2018 [Member]
Line of Credit [Line Items]
Revolving credit facility	$ 100,000
Maturity date	Jul. 27, 2021		Aug. 27, 2026
Maximum revolving advance amount				$ 50,000	$ 40,000
Line of Credit October 2025 [Member]
Line of Credit [Line Items]
Revolving credit facility		$ 13,410
Maturity date		Aug. 27, 2026
Loan agreement		$ 15,000
Commitment fee						$ 52,500
Line of Credit July 2015 [Member]
Line of Credit [Line Items]
Floating interest rate spread						1.26%
Line of Credit July 2025 [Member]
Line of Credit [Line Items]
Line of credit, outstanding						$ 2,100				$ 2,500
Interest rate						2.90%
Line of Credit [Member]
Line of Credit [Line Items]
Line of credit, outstanding
One-year LPR spread						0.10%
Letter of Credit [Member]
Line of Credit [Line Items]
Outstanding amount						$ 17,000
Revolving Credit Facility [Member]
Line of Credit [Line Items]
Line of credit, outstanding						$ 4,100
Revolving Credit Facility [Member] | Line of Credit July 2015 [Member]
Line of Credit [Line Items]
Revolving credit facility													$ 5,000	$ 150.0
Credit Agreement 1 [Member] | Line of Credit June 2024 [Member]
Line of Credit [Line Items]
Revolving credit facility											$ 700	¥ 5.0
Credit Agreement 1 [Member] | Line of Credit July 2025 [Member]
Line of Credit [Line Items]
Revolving credit facility							$ 700	¥ 5.0
Credit Agreement 2 [Member] | Line of Credit June 2024 [Member]
Line of Credit [Line Items]
Revolving credit facility											400	3.0
Credit Agreement 2 [Member] | Line of Credit July 2025 [Member]
Line of Credit [Line Items]
Revolving credit facility							$ 1,400	¥ 10.0
Credit Agreement 3 [Member] | Line of Credit June 2024 [Member]
Line of Credit [Line Items]
Revolving credit facility											$ 1,400	¥ 10.0
Minimum [Member] | Line of Credit July 2015 [Member]
Line of Credit [Line Items]
Floating interest rate spread						2.70%